Age Analysis (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	¥ 761,913	¥ 737,659
Overdue	7,449	7,732
Total : Financing receivables	769,362	745,391
Lease Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	616,658	608,336
Overdue	4,909	4,495
Total : Financing receivables	621,567	612,831
Installment Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	90,606	84,274
Overdue	573	834
Total : Financing receivables	91,179	85,108
Installment Receivables And Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	54,649	45,049
Overdue	1,967	2,403
Total : Financing receivables	¥ 56,616	¥ 47,452